Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of fair value of financial assets and liabilities
	Carrying value at June 30, 2013	Fair value measurement at June 30, 2013
		Level 1	Level 2	Level 3
Warrants liability	$21	$—	$21	$—

Schedule of warrants liability measured at fair value on a recurring basis
	June 30,	June 30,
	2013	2012
Beginning fair value	$716,648	$5,569,047
Realized gain recorded in earnings	(716,627)	(4,852,399)
Ending fair value	$21	$716,648

Schedule of estimated fair value of its warrants using Cox-Ross-Rubinstein binomial model

	June 30, 2013	June 30, 2012
Number of shares exercisable	3,906,853	3,906,853
Range of exercise price	$6.00-48.00	$6.00-48.00
Stock price	$1.39	$2.05
Expected term (years)	1.6-3.78	2.60-4.78
Risk-free interest rate	0.28-0.95%	0.38-0.69%
Expected volatility	39-70%	75-85%

Schedule of estimated useful life plant and equipment, net
Estimated useful life
Building and plant	20 years
Machinery and equipment	10-20 years
Other equipment	1-5 years
Transportation equipment	5-7 years